Business Combination - Schedule of Supplemental Pro Forma Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Supplemental Pro Forma Information [Abstract]
Pro forma total net revenues	¥ 163,473	¥ 126,634
Pro forma net income	¥ 334,774	¥ 404,094